SHARE-BASED COMPENSATION (Details Narrative) - USD ($)									1 Months Ended	6 Months Ended		11 Months Ended
	Oct. 16, 2026	Jan. 15, 2026	Dec. 15, 2025	Oct. 16, 2025	Oct. 16, 2025	Jun. 03, 2025	Jan. 13, 2025	Jan. 05, 2025	Apr. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 15, 2026
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense										$ 1,395,176	$ 676,625
Restricted ordinary shares issued for services	10,000	500,000						10,000
Share-based compensation expenses										1,395,176
Unrecongnized Share-based compensation expenses										$ 11,180,450
Weighted average period										$ 4.13
Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued granted					10,000	10,000	20,000
Compensation expense										$ 44,400	44,400
Tranche [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued granted							10,000
Consultant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued granted									1,800,000
External Consultant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued granted			2,500,000
Compensation expense			$ 492,500							$ 673,393	$ 628,500
Restricted ordinary shares issued for services			500,000									500,000
Five Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued granted				631,000